Revenue (Tables)	12 Months Ended
Oct. 31, 2025
Revenue [Abstract]
Schedule of Disaggregation of Revenue

Year ended April 30, 2023

Segments	Digital solutions services	Media and entertainment services	Hotel operations, hospitality and VIP services	Strategic investments	Total
	US$	US$	US$	US$	US$
Revenue from contracts with customers
Digital solutions services
– insurance brokerage services	1,540	—	—	—	1,540
– other digital solutions services	28,037	—	—	—	28,037
Media and entertainment services
– fashion, arts and luxury media advertising services	—	1,294	—	—	1,294
Hotel operations, hospitality and VIP services
- hotel operations, hospitality and VIP services income	—	—	2,195	—	2,195
Total revenue from contracts with customers	29,577	1,294	2,195	—	33,066
Revenue from other sources
Strategic Investment
– net fair value changes on financial assets at FVTPL	—	—	—	15,386	15,386
Total revenue	29,577	1,294	2,195	15,386	48,452
Timing of revenue recognition from contracts with customers
A point in time	1,540	—	—	—	1,540
Over time	28,037	1,294	2,195	—	31,526
Total	29,577	1,294	2,195	—	33,066

Six months ended October 31, 2023

Segments	Digital solutions services	Media and entertainment services	Hotel operations, hospitality and VIP services	Strategic investment	Total
	US$	US$	US$	US$	US$
Revenue from contracts with customers
Digital solutions services
– insurance brokerage services	486	—	—	—	486
– other digital solutions services	1,278	—	—	—	1,278
Media and entertainment services
– fashion, arts and luxury media advertising services	—	27	—	—	27
Hotel operations, hospitality and VIP services
- hotel operations, hospitality and VIP services income	—	—	6,882	—	6,882
Total revenue from contracts with customers	1,764	27	6,882	—	8,673
Revenue from other sources
Strategic Investment
– net fair value changes on financial assets at FVTPL	—	—	—	16,279	16,279

Total revenue	1,764	27	6,882	16,279	24,952
Timing of revenue recognition from contracts with customers
A point in time	486	—	—	—	486
Over time	1,278	27	6,882	—	8,187
Total	1,764	27	6,882	—	8,673

Year ended October 31, 2024

Segments	Digital solutions services	Media and entertainment services	Hotel operations, hospitality and VIP services	Strategic investment	Total
	US$	US$	US$	US$	US$
Revenue from contracts with customers
Digital solutions services
– insurance brokerage services	851	—	—	—	851
– other digital solutions services	2,562	—	—	—	2,562
Media and entertainment services
– fashion, arts and luxury media advertising services	—	4	—	—	4
Hotel operations, hospitality and VIP services
- hotel operations, hospitality and VIP services income	—	—	19,397	—	19,397
Total revenue from contracts with customers	3,413	4	19,397	—	22,814
Revenue from other sources
Strategic Investment
– net fair value changes on financial assets at FVTPL	—	—	—	(3,003)	(3,003)
– dividend income	—	—	—	634	634
Total revenue	3,413	4	19,397	(2,369)	20,445
Timing of revenue recognition from contracts with customers
A point in time	851	—	—	—	851
Over time	2,562	4	19,397	—	21,963
Total	3,413	4	19,397	—	22,814

Year ended October 31, 2025

Segments	Digital solutions services	Media and entertainment services	Hotel operations, hospitality and VIP services	Strategic investment	Total
	US$	US$	US$	US$	US$
Revenue from contracts with customers
Digital solutions services
– insurance brokerage services	407	—	—	—	407
– other digital solutions services	2,566	—	—	—	2,566
Media and entertainment services
– advertising services income	—	14,562	—	—	14,562
– licensing, subscription and marketing services income	—	4,542	—	—	4,542
Hotel operations, hospitality and VIP services
- hotel operations, hospitality and VIP services income	—	—	27,994	—	27,994
Total revenue from contracts with customers	2,973	19,104	27,994	—	50,071
Revenue from other sources
Strategic Investment
– net fair value changes on financial assets at FVTPL	—	—	—	77,059	77,059
– dividend income	—	—	—	8,969	8,969
Total revenue	2,973	19,104	27,994	86,028	136,099
Timing of revenue recognition from contracts with customers
A point in time	407	14,562	—	—	14,969
Over time	2,566	4,542	27,994	—	35,102
Total	2,973	19,104	27,994	—	50,071